Stock-based Compensation Plans - Stock Options, Fair Value Assumptions (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)	431	686
Exercise price (CAD per share)	$ 50.33	$ 58.40
Grant date fair value (CAD per share)	$ 4.91	$ 4.20
Options
Valuation assumptions:
Dividend yield (percent)	3.80%	3.70%
Expected volatility (percent)	20.00%	15.80%
Risk-free interest rate	0.90%	1.20%
Weighted average expected life (years)	5 years	5 years 2 months 12 days
Volume weighted average share price (period)	5 days